Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Prepayments And Other Current Assets Abstract
Prepaid insurance	$ 13	$ 22
Prepaid license	2	7
Prepaid hiring fees	0	20
Prepaid revenue share	83	5
Other	38	13
Prepayments and other current assets	$ 136	$ 67